Leases - Summary of Future Payments on Operating Lease Liabilities (Detail) $ in Thousands	Mar. 31, 2019 USD ($)
Leases [Abstract]
Remaining 2019	$ 6,058
2020	8,232
2021	7,155
2022	6,028
2023	6,285
Thereafter	14,032
Total lease payments	47,790
Less: imputed interest	(10,288)
Total	$ 37,502